                      MERRILL LYNCH LIFE INSURANCE COMPANY

                        SUPPLEMENT DATED AUGUST 15, 1997
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 1997

                                RETIREMENT PLUS
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

                                 PORTFOLIO PLUS
              MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                                 INVESTOR LIFE
                               INVESTOR LIFE PLUS
                               ESTATE INVESTOR I
                               ESTATE INVESTOR II
                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT

                                 PRIME PLAN IV
                                  PRIME PLAN V
              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II


                  Effective August 15, 1997, the Equity Growth Fund (the "Fund"), a mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc., changed its name to the Special Value Focus Fund. There was no change to the investment objective or policies of the Fund. Effective August 15, 1997, the subaccount or investment division corresponding to the Fund and available for the allocation of premiums, account value, or investment base under each of the contracts noted above has also been changed to Special Value Focus.

                  Please retain this supplement with your Contract prospectus for reference.












                                                                       SUPP8/97